JUNE 9, 1999

                          PIONEER AMERICA INCOME TRUST

                                SUPPLEMENT TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 3, 1999
                         (AS SUPPLEMENTED JUNE 3, 1999)

On pages 8-9, under the section captioned "Investment Policies, Risks and Restrictions," and the subsection captioned "Non-Fundamental Investment Restrictions," paragraph (1) (e), which contains four subparagraphs describing non-fundamental investment restrictions relating to the fund's ability to purchase CMOs and REMICs, is deleted.